Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Shepherd's Finance, LLC
Entity Central Index Key	0001544190
Document Type	POS AM
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014